UNITED STATES
		     SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C. 20549

				FORM 13F

			FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended : March 31, 2008
Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[  ] is a restatement
				 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name : Glynn Capital Management LLC
Address: 3000 Sand Hill Road
	 Bldg 4-235
	 Menlo Park, CA 94025

13F File Number :801-41243

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Name : Vivian Loh Nahmias
Title :CFO
Phone : 650-854-2215
Signature, Place, and Date of Signing:

Vivian Loh Nahmias	Menlo Park	CA	May 2, 2008



			FORM 13F SUMMARY PAGE
Report Summary :

Number of Other Included Managers : 0

Form 13F Information Table Entry Total : 51

Form 13F Information Table Value Total : $126114





                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100     1930    35000 SH       Sole                    35000
Activision, Inc.               COM              004930202     6533   239200 SH       Sole                   239200
Advent Software                COM              007974108     7344   172320 SH       Sole                   172320
Akamai Technologies            COM              00971T101     2104    74700 SH       Sole                    74700
Alexza Pharmaceuticals         COM              015384100     1215   176650 SH       Sole                   176650
Aruba Networks Inc             COM              043176106     1060   203525 SH       Sole                   203525
Automatic Data Processing, Inc COM              053015103      293     6911 SH       Sole                     6911
BP Amoco PLC                   COM              055622104     1156    19054 SH       Sole                    19054
Berk. Hath. Class A            COM              084670108     2001       15 SH       Sole                       15
Berk. Hath. Class B            COM              084670207     2554      571 SH       Sole                      571
Cavium Networks, Inc.          COM              14965A101     4032   245850 SH       Sole                   245850
Cisco Systems                  COM              17275R102      606    25150 SH       Sole                    25150
Constant Contact, Inc          COM              210313102     1927   133051 SH       Sole                   133051
Data Domain, Inc.              COM              23767P109     4634   194703 SH       Sole                   194703
Dolby Laboratories, Inc.       COM              25659T107     5766   159020 SH       Sole                   159020
EMC Corporation                COM              268648102      957    66762 SH       Sole                    66762
Ebay                           COM              278642103      298    10000 SH       Sole                    10000
Electronic Arts                COM              285512109     7906   158371 SH       Sole                   158371
Exelixis, Inc.                 COM              30161Q104      805   115840 SH       Sole                   115840
FormFactor, Inc.               COM              346375108     3531   184887 SH       Sole                   184887
Gameloft                       COM              5984273FR     1698   392152 SH       Sole                   392152
General Electric               COM              369604103     2073    56016 SH       Sole                    56016
General Mills                  COM              370334104      799    13336 SH       Sole                    13336
Glu Mobile, Inc.               COM              379890106      417    92980 SH       Sole                    92980
Google Inc                     COM              38259P508     1321     3000 SH       Sole                     3000
Halliburton Co.                COM              406216101      787    20000 SH       Sole                    20000
IBM                            COM              459200101     2546    22116 SH       Sole                    22116
InnerWorkings, Inc.            COM              45773Y105     3637   259262 SH       Sole                   259262
Intel Corp.                    COM              458140100     1059    50000 SH       Sole                    50000
Intuit, Inc.                   COM              461202103     5764   213389 SH       Sole                   213389
Johnson & Johnson              COM              478160104     1046    16128 SH       Sole                    16128
Lamar Advertising              COM              512815101     2252    62675 SH       Sole                    62675
Linear Technology              COM              535678106     7602   247694 SH       Sole                   247694
Marvell Technology             COM              G5876H105     2169   199400 SH       Sole                   199400
Maxim Intgrtd. Prod.           COM              57772K101     4782   234540 SH       Sole                   234540
Minnesota Mining               COM              604059105      317     4000 SH       Sole                     4000
Nektar Therapeutics            COM              640268108     1538   221600 SH       Sole                   221600
Netezza                        COM              64111n101      258    27932 SH       Sole                    27932
Neutral Tandem                 COM              64128B108     3391   188300 SH       Sole                   188300
Omniture, Inc.                 COM              68212S109     3391   146100 SH       Sole                   146100
Pfizer, Inc.                   COM              717081103     1046    50000 SH       Sole                    50000
Riverbed Technology            COM              768573107     1326    89250 SH       Sole                    89250
Royal Dutch Shell PLC          COM              780259206      276     4000 SH       Sole                     4000
Salesforce.com Inc.            COM              79466L302     5499    95020 SH       Sole                    95020
Schering-Plough                COM              806605101      576    40000 SH       Sole                    40000
Schlumberger Ltd.              COM              806857108     1392    16000 SH       Sole                    16000
SuccessFactors, Inc            COM              864596101     3296   337725 SH       Sole                   337725
Target CP                      COM              239753106      666    13140 SH       Sole                    13140
VMWare                         COM              928563402     3529    82425 SH       Sole                    82425
Vertex Pharmaceuticals         COM              92532F100     1167    48856 SH       Sole                    48856
eHealth, Inc.                  COM              28238P109     3839   173932 SH       Sole                   173932